SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Recently Adopted Accounting Pronouncements and Recently Issued But Not Yet Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncement
In March 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-09, Compensation—Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which provides simplification of income tax accounting for share-based payment awards. The new guidance became effective for the Company on January 1, 2017. Amendments related to the timing of when excess tax benefits are recognized, minimum statutory withholding requirements, forfeitures, and intrinsic value will be applied using the modified retrospective transition method. Amendments requiring recognition of excess tax benefits and tax deficiencies in the income statement and the practical expedient for estimating expected term were applied prospectively. The Company elected to apply the amendments related to the presentation of excess tax benefits on the statement of cash flows using the prospective transition method. In connection with the adoption on January 1, 2017, a deferred tax asset of approximately $308,231 for previously unrealized excess tax benefits was recognized with the offset recorded to accumulated deficit.
Recently Issued But Not Yet Adopted Accounting Pronouncements
In May 2017, the FASB issued ASU No. 2017‑09, Compensation- Stock Compensation (Topic 718). ASU No. 2017‑09 provides clarity and guidance on which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. ASU No. 2017‑09 becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied prospectively.
In March 2017, the FASB issued ASU No. 2017‑07 Compensation-Retirement Benefits (Topic 715). ASU No. 2017‑07 requires that an employer disaggregate the service cost component from the other components of net benefit cost. It also provides guidance on how to present the service cost component and the other components of net benefit cost in the income statement and what component of net benefit cost is eligible for capitalization. ASU No. 2017‑07 becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied retrospectively. The Company has not yet completed the evaluation of the effect that ASU No. 2017‑07 will have on its consolidated financial statements.
In January 2017, the FASB issued ASU No. 2017‑04, Intangibles-Goodwill and Other (Topic 350). ASU No. 2017‑04 simplifies the subsequent measurement of goodwill by removing the second step of the two‑step impairment test. The amendment requires an entity to perform its annual, or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. ASU No. 2017‑04 becomes effective for the Company on January 1, 2020 with early adoption permitted and will be applied prospectively.
In January 2017, the FASB issued ASU No. 2017‑01, Business Combinations (Topic 805), Clarifying the Definition of a Business, which amends Topic 805 to interpret the definition of a business by adding guidance to assist in evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The new guidance becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied prospectively.
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments which clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. ASU No. 2016-15 also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The new guidance becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied retrospectively. The Company has not yet completed the evaluation of the effect that ASU No. 2016-15 will have on its consolidated financial statements.
In February 2016, the FASB issued ASU No. 2016-02, Leases, which increases transparency and comparability by recognizing a lessee’s rights and obligations resulting from leases by recording them on the balance sheet as lease assets and lease liabilities. The new guidance becomes effective for the Company on January 1, 2019 with early adoption permitted and will be applied using the modified retrospective method. The Company has not yet completed the evaluation of the effect that ASU No. 2016-02 will have on its consolidated financial statements.
In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Financial Liabilities.  ASU No. 2016-01 modifies how entities measure certain equity investments and also modifies the recognition of changes in the fair value of financial liabilities measured under the fair value option. Entities will be required to measure equity investments that do not result in consolidation and are not accounted for under the equity method at fair value and recognize any changes in fair value in net income. For financial liabilities measured using the fair value option, entities will be required to record changes in fair value caused by a change in instrument-specific credit risk (own credit risk) separately in other comprehensive income. ASU No. 2016-01 becomes effective for the Company on January 1, 2018.  The Company has not yet completed the evaluation of the effect that ASU No. 2016-01 will have on its consolidated financial statements.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU No. 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective and allows the use of either the retrospective or cumulative effect transition method. In August 2015, the FASB issued ASU No. 2015-14 that approved deferring the effective date by one year so that ASU No. 2014-09 would become effective for the Company on January 1, 2018. The FASB also approved, in July 2015, permitting the early adoption of ASU No. 2014-09, but not before the original effective date for the Company of January 1, 2017.
In December 2016, the FASB issued ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, in order to clarify the Codification and to correct any unintended application of the guidance. These items are not expected to have a significant effect on the current accounting standard. The amendments in this update affect the guidance in ASU No. 2014-09, which is not yet effective. ASU No. 2014-09 will be effective January 1, 2018 for the Company, reflecting the one-year deferral.  Early adoption of the standard is permitted but not before the original effective date. Companies can transition to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption. The Company is in the process of evaluating the impact that the adoption of ASU No. 2014-09 will have on its consolidated financial statements and selecting the method of transition to the new standard. The Company currently expects the adoption to impact the timing of the recognition of residential installation revenue and the recognition of commission expenses.

Recently Adopted Accounting Pronouncements

        In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires that the statement of cash flows disclose the change during the period in the total of cash, cash equivalents, restricted cash and restricted cash equivalents. Restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of period total amounts shown on the statement of cash flows. ASU No. 2016-18 provides specific guidance on the presentation of restricted cash in the statement of cash flows. The new guidance was adopted as of December 31, 2016.

        In November 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2015-17 (Topic 740), Balance Sheet Classification of Deferred Taxes. This ASU amends existing guidance to require the presentation of deferred tax liabilities and assets as noncurrent within a classified statement of financial position. ASU No. 2015-17 was adopted by the Company in the fourth quarter 2016 and was applied prospectively to all deferred tax liabilities and assets.

        In September 2015, the FASB issued ASU No. 2015-16, Simplifying the Accounting for Measurement-Period Adjustments, which requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. Prior to the issuance of the standard, entities were required to retrospectively apply adjustments made to provisional amounts recognized in a business combination. ASU No. 2015-16 was adopted by the Company on January 1, 2016.

        In April 2015, the FASB issued ASU No. 2015-05, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement. ASU No. 2015-05 provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. ASU No. 2015-05 was adopted by the Company on January 1, 2016 and did not have a material impact on the Company's consolidated financial statements.

        In April 2015, the FASB issued ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. In August 2015, the FASB issued ASU No. 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements, which clarifies the treatment of debt issuance costs from line-of-credit arrangements after adoption of ASU No. 2015-03. ASU No. 2015-15 clarifies that the Securities and Exchange Commission staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. ASU No. 2015-03 was adopted by the Company on January 1, 2016.

        In August 2014, the FASB issued ASU No. 2014-15, Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern, which requires management to evaluate whether there are conditions or events that raise substantial doubt about the entity's ability to continue as a going concern, and to provide certain disclosures when it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued. ASU No. 2014-15 was adopted by the Company for the annual period ended December 31, 2016.

        In June 2014, the FASB issued ASU No. 2014-12, Compensation—Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved After the Requisite Service Period. ASU No. 2014-12 requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. ASU No. 2014-12 was adopted by the Company on January 1, 2016 on a prospective basis and did not have any impact on the Company's consolidated financial statements.

Recently Issued But Not Yet Adopted Accounting Pronouncements

        In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU No. 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective and allows the use of either the retrospective or cumulative effect transition method. In August 2015, the FASB issued ASU No. 2015-14 that approved deferring the effective date by one year so that ASU No. 2014-09 would become effective for the Company on January 1, 2018. The FASB also approved, in July 2015, permitting the early adoption of ASU No. 2014-09, but not before the original effective date for the Company of January 1, 2017.

        In December 2016, the FASB issued ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, in order to clarify the Codification and to correct any unintended application of the guidance. These items are not expected to have a significant effect on the current accounting standard. The amendments in this update affect the guidance in ASU No. 2014-09, which is not yet effective. ASU No. 2014-09 will be effective, reflecting the one-year deferral, for interim and annual periods beginning after December 15, 2017 (January 1, 2018 for the Company). Early adoption of the standard is permitted but not before the original effective date. Companies can transition to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption. The Company is in the process of evaluating the impact that the adoption of ASU No. 2014-09 will have on its consolidated financial statements and selecting the method of transition to the new standard. We currently expect the adoption to impact the timing of the recognition of residential installation revenue and the recognition of commission expenses.

        In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments which clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. ASU No. 2016-15 also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The new guidance becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied retrospectively. The Company has not yet completed the evaluation of the effect that ASU No. 2016-15 will have on its consolidated financial statements.

        In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which provides simplification of income tax accounting for share-based payment awards. The new guidance becomes effective for the Company on January 1, 2017 with early adoption permitted. Amendments related to the timing of when excess tax benefits are recognized, minimum statutory withholding requirements, forfeitures, and intrinsic value will be applied using the modified retrospective transition method. Amendments requiring recognition of excess tax benefits and tax deficiencies in the income statement and the practical expedient for estimating expected term will be applied prospectively. The Company may elect to apply the amendments related to the presentation of excess tax benefits on the statement of cash flows using either a prospective transition method or a retrospective transition method. In connection with the adoption on January 1, 2017, a deferred tax asset of approximately $309,000 for previously unrealized excess tax benefits will be recognized with the offset recorded to accumulated deficit.

        In February 2016, the FASB issued ASU 2016-02, Leases, which increases transparency and comparability by recognizing a lessee's rights and obligations resulting from leases by recording them on the balance sheet as lease assets and lease liabilities. The new guidance becomes effective for the Company on January 1, 2019 with early adoption permitted and will be applied using the modified retrospective method. The Company has not yet completed the evaluation of the effect that ASU No. 2016-02 will have on its consolidated financial statements.

        In March 2017, the FASB issued ASU No. 2017-07 Compensation—Retirement Benefits (Topic 715). ASU No. 2017-07 requires that an employer disaggregate the service cost component from the other components of net benefit cost. It also provides guidance on how to present the service cost component and the other components of net benefit cost in the income statement and what component of net benefit cost is eligible for capitalization. ASU No. 2017-07 becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied retrospectively. The Company has not yet completed the evaluation of the effect that ASU No. 2017-07 will have on its consolidated financial statements.

Gross Versus Net Revenue Recognition
In the normal course of business, the Company is assessed non-income related taxes by governmental authorities, including franchising authorities (generally under multi-year agreements), and collects such taxes from its customers.  The Company's policy is that, in instances where the tax is being assessed directly on the Company, amounts paid to the governmental authorities and amounts received from the customers are recorded on a gross basis.  That is, amounts paid to the governmental authorities are recorded as programming and other direct costs and amounts received from the customer are recorded as revenue.

Gross Versus Net Revenue Recognition

        In the normal course of business, the Company is assessed non-income related taxes by governmental authorities, including franchising authorities (generally under multi-year agreements), and collects such taxes from its customers. The Company's policy is that, in instances where the tax is being assessed directly on the Company, amounts paid to the governmental authorities and amounts received from the customers are recorded on a gross basis. That is, amounts paid to the governmental authorities are recorded as programming and other direct costs and amounts received from the customer are recorded as revenue. For the year ended December 31, 2016, the amount of franchise fees and certain other taxes and fees included as a component of revenue aggregated $154,732.